Financial instruments and risk management - Categories of financial assets and liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Financial liabilities	$ 1,993,911	$ 2,517,965	$ 4,928,607
Financial debt [Member]
Financial liabilities
Financial liabilities	(1,993,911)	(2,517,965)	(4,928,607)
Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	(8,977,051)	(5,049,103)	(4,491,171)
Lease liabilities [member]
Financial liabilities
Financial liabilities	(651,480)	(719,711)	(803,050)
Due to related parties [Member]
Financial liabilities
Financial liabilities	(185,429)	(80,842)	(76,704)
Not later than one year [member]
Financial liabilities
Financial liabilities	11,522,054	6,746,007	8,292,347
Not later than one year [member] | Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	8,977,051	5,049,103	4,491,171
Not later than one year [member] | Lease liabilities [member]
Financial liabilities
Financial liabilities	279,809	278,981	149,538
Not later than one year [member] | Due to related parties [Member]
Financial liabilities
Financial liabilities	185,429	80,842
Later than one year and not later than three years [member]
Financial liabilities
Financial liabilities	324,630	1,884,944	2,293,891
Later than one year and not later than three years [member] | Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	0	0	0
Later than one year and not later than three years [member] | Lease liabilities [member]
Financial liabilities
Financial liabilities	324,630	379,926	598,040
Later than one year and not later than three years [member] | Due to related parties [Member]
Financial liabilities
Financial liabilities	0	0
Later than three years and not later than five years [member]
Financial liabilities
Financial liabilities	47,041	60,804	55,472
Later than three years and not later than five years [member] | Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	0	0	0
Later than three years and not later than five years [member] | Lease liabilities [member]
Financial liabilities
Financial liabilities	47,041	60,804	55,472
Later than three years and not later than five years [member] | Due to related parties [Member]
Financial liabilities
Financial liabilities	0	0
Cash and cash equivalent [Member]
Financial assets
Financial assets	19,136,443	17,286,374	18,662,765
Investment in securities at fair value through profit or loss [Member]
Financial assets
Financial assets	10,841	1,018,322	186,284
Investment in securities at fair value through other comprehensive income
Financial assets
Financial assets	1,559,823	937,715	315,761
Investment in Life Insurance [Member]
Financial assets
Financial assets	74,148	71,431	65,545
Trade Receivables [Member]
Financial assets
Financial assets	3,102,203	2,704,058	2,523,092
Due from related parties [Member]
Financial assets
Financial assets	291	686	13,674
Long-term receivables [Member]
Financial assets
Financial assets	211,278	193,689	173,488
Derivative financial instruments
Financial assets
Financial assets	69,862	0	18,098
Financial liabilities
Financial liabilities	$ 0	$ (194,181)	$ 0